LEASES (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of operating leases future minimum lease payments
Amount

The remainder of 2026	$13,181
2027	35,618
2028	42,129
2029	39,998
2030	39,657
Thereafter	110,022
Total undiscounted cash flows	$280,605
Less: Imputed interest	$(43,117)
Present value of lease liabilities	$237,488

Schedule of supplemental balance sheet information
	June 30, 2026	December 31, 2025
	(Unaudited)
Weighted-average remaining lease term	7.7 years	5.8 years
Weighted-average discount rate	4.14%	4.0%